Warrant Liability - Additional Information (Details) - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended
	Jan. 18, 2020	Jan. 18, 2020	Oct. 18, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Total number of common shares underlying the Company's warrants	28,895,338	28,895,338		19,263,558		19,263,558			19,263,558
Stock Issued During Period, Shares, Period Increase (Decrease)		9,631,779
Stock Issued During Period, Value, New Issues								$ 232,255,500
Description of Covenants of Notice to Shareholders on Redemption						if, and only if, the reported last sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrantholders.			if, and only if, the reported last sale price of the Company’s common stock equals or exceeds$18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrantholders.
Warrant liabilities				$ 0	$ 575,279	$ 2,800,110	$ 3,376,517	$ (3,448,173)	$ 17,365,901
Reclassification of warrant liabilities to equity upon exercising of the Warrant Adjustment Provision		$ (35,302,760)
Warrant
Stock Issued During Period, Value, New Issues			$ 18,584,922
Temporary Equity, Redemption Price Per Share				$ 0.01		$ 0.01			$ 0.01
Dividend yield									0.00%	0.00%
Maximum
Description Of Redemption Period						upon not less than 30 days’ prior written notice of redemption; and			upon not less than 30 days’ prior written notice of redemption; and
Subsequent Event [Member]
Stock Issued During Period, Shares, Period Increase (Decrease)	9,631,779